Share-based Compensation - Summary of RSU Award Activity (Details) - RSU	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted | shares	219,922
Shares, Unvested at December 31, 2018 | shares	219,922
Weighted Average Fair Value, Unvested at December 31, 2017
Weighted Average Fair Value, Granted	15.48
Weighted Average Fair Value, Unvested at December 31, 2018	$ 15.48